Net financial results (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial income
Interest income on financial investments and cash equivalents	$ 7,295	$ 20,909	$ 26,062
Interest on tax credits	854	5,498	26,033
Other financial income	3,019	4,647	15,414
Total financial income	11,168	31,054	67,509
Financial expenses
Interest on loans and financings	(97,422)	(67,369)	(77,647)
Premium paid on bonds repurchase	(14,481)
Interest on contractual obligations	(6,182)	(6,526)	(7,294)
Interest on other liabilities	(8,051)	(10,864)	(4,763)
Interest on lease liabilities - note 25 (b)	(1,757)	(3,416)
Other financial expenses	(31,866)	(29,224)	(29,420)
Total financial expenses	(159,759)	(117,399)	(119,124)
Other financial items, net
Foreign exchange loss	(120,809)	(12,893)	(148,501)
Derivative financial instruments - Note 17 (b)	(717)	1,024	(2,538)
Fair value of loans and financings - note 26 (c)	(8,058)	(6,640)
Other financial items, net	(129,584)	(18,509)	(151,039)
Net financial results	(278,175)	(104,854)	$ (202,654)
Nexa BR
Other financial items, net
Foreign exchange loss	(65,689)
Outstanding debt from related parties	$ 250,572	$ 250,570